ENTITY-WIDE DISCLOSURE (Schedule Of Changes In Contract Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Balance as of January 1		$ 9,737	$ 4,496
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period		15,428	6,302
Revenue recognized that was included in the contract liability balance at the beginning of the period		(5,765)	(1,061)
Balance as of December 31		19,400	9,737
Contract liability presented in non-current liabilities	[1]	3,813	3,982
Contract liability presented in current liabilities		$ 15,587	$ 5,755

[1]	As of December 31, 2019, non- current deferred revenue is estimated to be recognized as following: 81% in year 2021, and the rest in year 2022.